Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Examination [Line Items]
Total income tax (expense) benefit	$ (93.8)	$ 146.8	$ 109.7
Income tax (expense) benefit as a percentage of income before taxes	44.00%	(22.00%)	(14.00%)
Tax loss carryforward	$ 376.6
Deferred tax asset, operating loss carryforward	94.2
R&D expenditure credits	70.6
Unrecognized tax benefits that would impact effective tax rate	71.9	$ 56.3	$ 43.6
Unrecognized tax benefits, income tax penalties expense	1.8	0.8	0.7
Unrecognized tax benefits, income tax penalties and interest accrued	15.5	$ 14.2	$ 15.8
Foreign Tax Authority
Income Tax Examination [Line Items]
Tax loss carryforward	348.7
Deferred tax assets, operating loss carryforwards, U.S.	73.2
Tax credit carryforward	120.5
Foreign Tax Authority | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	340.1
Foreign Tax Authority | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	8.7
Deferred tax assets, operating loss carryforwards, U.S.	1.8
State and Local Jurisdiction
Income Tax Examination [Line Items]
Deferred tax assets, operating loss carryforwards, U.S.	195.4
Deferred tax asset, operating loss carryforward, net of federal benefit	12.5
Tax credit carryforward	59.9
Deferred tax asset, tax credit carryforward, net of federal benefits	47.8
State and Local Jurisdiction | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	26.9
State and Local Jurisdiction | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	$ 33.0